Document and Entity Information	Aug. 14, 2024
Cover [Abstract]
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000095552
Document Type	8-K/A
Document Period End Date	Aug. 14, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-6615
Entity Tax Identification Number	95-2594729
Entity Address, Address Line One	26600 Telegraph Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	(248)
Local Phone Number	352-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SUP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K initially filed by Superior Industries International, Inc. on August 15, 2024 (the “Original Form 8-K”) solely to correct the dates of the transactions described in the Original Form 8-K and the Exhibits thereto. The full text of the Original Form 8-K is repeated in this Amendment for convenience, but has not been modified from the text of the Original Form 8-K except as described above.